Refinancing and Extinguishment of Debt (Details) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Refinancing and Extinguishment of Debt
Write-off of related debt issuance costs and original issue discount	$ 1,862,000	$ 643,000	$ 2,709,000
Senior notes
Refinancing and Extinguishment of Debt
Write-off of related debt issuance costs and original issue discount	1,900,000	600,000	2,700,000
Premium paid to repurchase the notes	$ 1,100,000	$ 300,000	$ 1,100,000